S000045541 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex-US Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	8.41%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.89%	9.47%	8.72%
MSCI ACWI Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.65%	4.01%	7.92%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		11.00%	(3.91%)	3.94%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.02%	(4.97%)	3.23%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.96%	(5.04%)	2.78%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.60%	(3.65%)	2.44%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.78%	(4.87%)	2.90%

[1]
Effective January 9, 2026, the primary broad-based index used for comparison with the Fund’s performance changed from the MSCI EAFE Index to the MSCI ACWI Ex-US Index (Net) because the MSCI ACWI Ex-US Index (Net) more closely reflects the overall market in which the Fund may invest.

[2]	The MSCI ACWI Ex-US Growth Index provides more information about securities exhibiting overall growth style characteristics across certain developed and emerging markets countries. The MSCI ACWI Ex-US Growth Index, which more closely reflects the types of securities in which the Fund invests, is the Fund’s secondary benchmark.
[3]	After-tax Returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.